Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock Outstanding

As of December 31, 2018, convertible preferred stock consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,109,363	26,109,363	59,770	59,856
Series C-2	15,400,000	9,873,412	22,554	22,635

Total convertible preferred stock	104,018,468	98,491,880	$161,111	$170,000

As of September 30, 2019, convertible preferred stock outstanding consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,109,363	26,109,363	59,770	59,856
Series C-2	29,271,007	16,184,857	36,933	37,104

Total convertible preferred stock	117,889,475	104,803,325	$175,490	$184,469

As of December 31, 2017, convertible preferred stock consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,240,224	13,054,679	29,856	29,928

Total convertible preferred stock	88,749,329	75,563,784	$108,643	$117,437

As of December 31, 2018, convertible preferred stock consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,109,363	26,109,363	59,770	59,856
Series C-2	15,400,000	9,873,412	22,554	22,635

Total convertible preferred stock	104,018,468	98,491,880	$161,111	$170,000